Document and Entity Information	6 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Transition Report	true
Amendment Flag	false
Document Period Start Date	Jul. 01, 2022
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	NOVONIX LIMITED
Entity Central Index Key	0001859795
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	486,774,622
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares, no par value
Trading Symbol	NVX
Security Exchange Name	NASDAQ
Entity File Number	001-41208
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	71 Eagle Street
Entity Address, City or Town	Brisbane
Entity Address, Country	AU
Entity Address, Postal Zip Code	QLD 4000
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Bankruptcy Proceedings, Reporting Current	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1379
Auditor Location	Brisbane, Australia
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	71 Eagle Street
Entity Address, City or Town	Brisbane
Entity Address, Country	AU
Entity Address, Postal Zip Code	QLD 4000
Contact Personnel Email Address	suzie@novonixgroup.com
Contact Personnel Name	Suzanne Yeates